UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Cash Portfolio
Actual	$ 1,000.00	$ 1,012.70	$ 1.20
HypotheticalA	$ 1,000.00	$ 1,023.60	$ 1.20
Term Portfolio
Actual	$ 1,000.00	$ 1,011.30	$ 1.40
HypotheticalA	$ 1,000.00	$ 1,023.41	$ 1.40

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Cash Portfolio	.24%
Term Portfolio	.28%

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The North Carolina Capital Management Trust: Cash Portfolio

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 6/30/05	% of fund's investments 12/31/04	% of fund's investments 6/30/04
0 - 30	58.8	47.4	57.7
31 - 90	41.2	46.7	32.8
91 - 180	0.0	5.9	8.8
181 - 397	0.0	0.0	0.7
Weighted Average Maturity
	6/30/05	12/31/04	6/30/04
Cash Portfolio	29 Days	38 Days	39 Days
All Taxable Money Market Funds Average*	36 Days	38 Days	46 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
Commercial Paper 95.9%	Commercial Paper 85.3%
Government Securities 3.9%	Government Securities 14.7%
Repurchase Agreements 0.3%	Repurchase Agreements 0.0%
Net Other Assets** (0.1)%	Net Other Assets 0.0%

**Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields
	6/28/05	3/29/05	12/28/04	9/28/04	6/29/04
Cash Portfolio	2.94%	2.60%	2.03%	1.52%	0.97%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

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The North Carolina Capital Management Trust: Cash Portfolio

Investments June 30, 2005

Showing Percentage of Net Assets

Commercial Paper (c) - 95.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Alliance & Leicester PLC
7/6/05	2.82%	$ 25,000,000	$ 24,990,347
7/7/05	3.07	35,100,000	35,082,216
8/17/05	3.36	15,000,000	14,934,592
Bank of America Corp.
8/5/05	3.13	35,000,000	34,894,854
Barclays U.S. Funding Corp.
7/11/05	3.11	125,000,000	124,892,535
8/31/05	3.29	65,000,000	64,640,947
Bear Stearns Companies, Inc.
7/1/05	3.45	184,000,000	184,000,000
Beta Finance, Inc.
9/16/05	3.21 (a)	30,000,000	29,797,233
Capital One Multi-Asset Execution Trust
8/23/05	3.39	15,000,000	14,925,579
9/1/05	3.31	5,000,000	4,971,756
9/13/05	3.38	5,000,000	4,965,569
Charta LLC
8/2/05	3.26	30,000,000	29,913,333
8/9/05	3.28	55,000,000	54,805,460
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/5/05	3.05	10,000,000	9,996,633
Citicorp
7/21/05	3.13	47,000,000	46,918,794
Citigroup Funding, Inc.
7/28/05	3.31	30,000,000	29,925,750
Citigroup Global Markets Holdings, Inc.
8/3/05	3.16	150,000,000	149,569,625
Clipper Receivables LLC
7/1/05	3.40	115,665,000	115,665,000
7/20/05	3.14	10,000,000	9,983,533
DEPFA BANK PLC
7/18/05	3.11	40,900,000	40,840,417
8/15/05	3.17	27,643,000	27,534,501
Dresdner U.S. Finance, Inc.
8/8/05	3.24	35,000,000	34,880,854

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Emerald (MBNA Credit Card Master Note Trust)
7/12/05	3.14%	$ 5,000,000	$ 4,995,233
7/14/05	3.14	44,500,000	44,449,863
7/20/05	3.15	20,000,000	19,966,961
7/20/05	3.17	10,000,000	9,983,375
7/26/05	3.16	8,000,000	7,982,556
8/10/05	3.28	5,000,000	4,981,889
8/11/05	3.32	25,000,000	24,906,042
9/27/05	3.47	15,600,000	15,468,821
FCAR Owner Trust
8/15/05	3.31	35,000,000	34,856,062
8/15/05	3.30	30,000,000	29,877,000
9/15/05	3.29	19,000,000	18,870,040
9/16/05	3.40	40,000,000	39,711,678
10/4/05	3.35	2,000,000	1,982,583
Fortis Funding LLC
7/5/05	3.09	100,000,000	99,965,770
General Electric Capital Corp.
7/26/05	3.16	100,000,000	99,781,944
8/8/05	3.08	40,000,000	39,871,644
9/6/05	3.17	10,000,000	9,941,933
General Electric Capital Services, Inc.
9/6/05	3.17	30,000,000	29,825,800
9/8/05	3.33	30,000,000	29,810,250
Goldman Sachs Group, Inc.
7/6/05	3.12 (a)(b)	50,000,000	50,000,000
9/6/05	3.31 (a)(b)	100,000,000	100,000,000
Grampian Funding LLC
8/22/05	3.22	45,000,000	44,792,650
International Lease Financial Corp.
7/11/05	3.14	25,000,000	24,978,333
7/12/05	3.14	50,000,000	49,952,333
7/14/05	3.10	5,000,000	4,994,448
Liberty Street Funding Corp.
7/5/05	3.09	50,000,000	49,982,917
7/6/05	3.05	9,722,000	9,717,909
Market Street Funding Corp.
7/5/05	3.06	55,000,000	54,981,422
Merrill Lynch & Co., Inc.
7/1/05	3.37	72,452,000	72,452,000
Commercial Paper (c) - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Morgan Stanley
7/1/05	3.28% (b)	$ 175,000,000	$ 175,000,000
8/9/05	3.16	15,000,000	14,949,138
Motown Notes Program
7/11/05	3.11	5,010,000	5,005,700
7/13/05	3.09	12,000,000	11,987,720
7/13/05	3.11	5,000,000	4,994,850
7/15/05	3.17	20,000,000	19,975,500
7/18/05	3.17	10,000,000	9,985,125
7/19/05	3.10	10,000,000	9,984,600
7/25/05	3.18	10,000,000	9,979,000
8/1/05	3.28	5,000,000	4,985,942
8/10/05	3.22	22,000,000	21,922,022
8/10/05	3.23	25,000,000	24,911,111
8/11/05	3.23	12,000,000	11,956,267
8/26/05	3.31	4,000,000	3,979,591
9/8/05	3.37	5,000,000	4,967,992
Network Rail CP Finance PLC
9/1/05	3.39	55,000,000	54,681,260
Newcastle (Discover Card Master Trust)
7/5/05	3.15	25,000,000	24,991,306
8/2/05	3.29	20,000,000	19,941,689
8/8/05	3.27	5,000,000	4,982,847
8/8/05	3.30	5,000,000	4,982,689
8/10/05	3.31	5,000,000	4,981,722
Northern Rock PLC
7/8/05	3.08	60,927,000	60,890,867
Paradigm Funding LLC
7/8/05	3.13	50,000,000	49,969,667
7/22/05	3.27	35,000,000	34,933,442
7/25/05	3.27	15,000,000	14,967,400
7/25/05	3.31	50,000,000	49,890,000
8/19/05	3.40	5,600,000	5,574,237
9/16/05	3.39	26,367,000	26,177,509
Park Granada LLC
7/5/05	3.10	20,000,000	19,993,156
7/11/05	3.13	35,000,000	34,969,764
7/27/05	3.32	90,000,000	89,784,850
8/25/05	3.39	38,000,000	37,804,353
Rabobank USA Financial Corp.
7/6/05	2.98	25,000,000	24,989,757

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Santander Finance, Inc.
8/24/05	3.11%	$ 50,000,000	$ 49,770,125
SBC Communications, Inc.
7/18/05	3.19	5,000,000	4,992,515
Scaldis Capital LLC
7/25/05	3.31%	25,000,000	24,945,000
Strand Capital LLC
9/19/05	3.46	3,000,000	2,977,133
Thames Asset Global Securities No. 1, Inc.
8/18/05	3.22	66,086,000	65,804,914
Three Rivers Funding Corp.
7/27/05	3.31	25,973,000	25,911,098
Toyota Motor Credit Corp.
9/7/05	3.18	7,000,000	6,958,614
Triple-A One Funding Corp.
7/25/05	3.27	50,000,000	49,891,333
UBS Finance, Inc.
7/1/05	3.37	180,000,000	180,000,000
Westpac Capital Corp.
9/14/05	3.37	121,906,000	121,057,737
TOTAL COMMERCIAL PAPER			3,548,610,526
Federal Agencies - 3.9%

Fannie Mae - 3.9%
Agency Coupons - 3.9%
9/6/05	3.22 (b)	15,000,000	14,998,123
9/9/05	3.25 (b)	29,000,000	28,992,223
9/22/05	3.31 (b)	100,000,000	99,902,740
TOTAL FEDERAL AGENCIES			143,893,086
Repurchase Agreements - 0.3%
		Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Treasury Obligations dated 6/30/05 due 7/1/05 At 2.9%)		$ 12,660,020	$ 12,659,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,705,162,612)			3,705,162,612
NET OTHER ASSETS - (0.1)%			(2,925,608)
NET ASSETS - 100%			$ 3,702,237,004
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $179,797,233 or 4.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

Income Tax Information
At June 30, 2005, the fund had a capital loss carryforward of approximately $218,711 of which $82,853 and $135,858 will expire on June 30, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005

Assets
Investment in securities, at value (including repurchase agreements of $12,659,000) (cost $3,705,162,612) - See accompanying schedule		$ 3,705,162,612
Cash		51
Receivable for fund shares sold		2,498,643
Interest receivable		856,807
Receivable from investment adviser for expense reductions		15,025
Total assets		3,708,533,138

Liabilities
Payable for fund shares redeemed	$ 3,710,167
Distributions payable	1,153,358
Accrued management fee	742,565
Deferred trustees' compensation	690,044
Total liabilities		6,296,134

Net Assets		$ 3,702,237,004
Net Assets consist of:
Paid in capital		$ 3,702,669,141
Distributions in excess of net investment income		(213,426)
Accumulated undistributed net realized gain (loss) on investments		(218,711)
Net Assets, for 3,702,554,938 shares outstanding		$ 3,702,237,004
Net Asset Value, offering price and redemption price per share ($3,702,237,004 ÷ 3,702,554,938 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2005

Investment Income
Interest		$ 86,984,516

Expenses
Management fee	$ 8,965,919
Independent trustees' compensation	193,694
Total expenses before reductions	9,159,613
Expense reductions	(296,298)	8,863,315
Net investment income		78,121,201
Net realized gain (loss) on investment securities		15,671
Net increase in net assets resulting from operations		$ 78,136,872

See accompanying notes which are an integral part of the financial statements.

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The North Carolina Capital Management Trust: Cash Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2005	Year ended June 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 78,121,201	$ 36,100,585
Net realized gain (loss)	15,671	(234,382)
Net increase in net assets resulting from operations	78,136,872	35,866,203
Distributions to shareholders from net investment income	(78,161,140)	(36,100,585)
Distributions to shareholders from net realized gain	(392,679)	-
Total distributions	(78,553,819)	(36,100,585)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	10,232,114,627	9,648,374,778
Reinvestment of distributions	68,292,296	30,589,992
Cost of shares redeemed	(10,216,277,349)	(10,085,479,297)
Net increase (decrease) in net assets and shares resulting from share transactions	84,129,574	(406,514,527)
Total increase (decrease) in net assets	83,712,627	(406,748,909)

Net Assets
Beginning of period	3,618,524,377	4,025,273,286
End of period (including distributions in excess of net investment income of $213,426, and $0, respectively)	$ 3,702,237,004	$ 3,618,524,377

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.020	.009	.013	.024	.057
Net realized and unrealized gain (loss)C	-	-	-	-	-
Total from investment operations	.020	.009	.013	.024	.057
Distributions from net investment income	(.020)	(.009)	(.013)	(.024)	(.057)
Distributions from net realized gain	-C	-	-	-	-
Total distributions	(.020)	(.009)	(.013)	(.024)	(.057)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	2.05%	.89%	1.32%	2.39%	5.90%
Ratios to Average Net AssetsB
Expenses before expense reductions	.24%	.24%	.24%	.24%	.24%
Expenses net of voluntary waivers, if any	.23%	.22%	.23%	.23%	.24%
Expenses net of all reductions	.23%	.22%	.23%	.23%	.24%
Net investment income	2.04%	.89%	1.29%	2.32%	5.62%
Supplemental Data
Net assets, end of period (in millions)	$ 3,702	$ 3,619	$ 4,025	$ 3,947	$ 4,092

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2005	Past 1 year	Past 5 years	Past 10 years
NCCMT - Term Portfolio	1.80%	3.10%	4.21%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in North Carolina Capital Management Trust: Term Portfolio on June 30, 1995. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Short Treasury Index: 9-12 Months did over the same period.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Management's Discussion of Fund Performance

Comments from Robert Litterst, Portfolio Manager of The North Carolina Capital Management Trust: Term Portfolio

The Federal Reserve Board hiked short-term interest rates at what it termed a "measured pace" during the 12-month period ending June 30, 2005, raising the benchmark federal funds target rate eight times by 0.25 percentage point increments, so that it stood at 3.25% by the end of the period. The U.S. economy grew at a solid pace, and inflation rose modestly but remained low by historical standards. In the first quarter of 2005, market yields started to reflect the expectation that the Fed would become more aggressive in response to signs of latent inflationary pressure. However, emerging data gave no clear indication about the direction of the economy, reducing market expectations for future Fed action. The yield curve flattened as a result.

For the 12 months that ended June 30, 2005, the fund returned 1.80%, roughly in line with the 1.89% return of the LipperSM Short U.S. Government Funds Average. The Lehman Brothers® Short Treasury: 9-12 Months Index returned 1.85% during the same time frame. During most of the period, all of the fund's assets were invested in federal agency securities rather than Treasuries because agencies offered incrementally more attractive yields. The fund's duration - a measure of its sensitivity to changes in interest rates - was kept modestly shorter than that of the index to soften the effect of rising rates, but at times was extended during periods of market weakness. During the past six months, investments were focused on the one-year part of the agency yield curve. Shareholders should note that the fund has the ability to invest in securities with maturities in the two- to five-year range. However, with rates rising, securities with maturities of one year were favored.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Investment Changes

Coupon Distribution as of June 30, 2005
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	21.2	22.9
2 - 2.99%	78.5	67.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of June 30, 2005
6 months ago
Years	0.9	0.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2005
6 months ago
Years	0.9	0.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
U.S. Government Agency Obligations 99.7%	U.S. Government Agency Obligations 98.9%
Short-Term Investments and Net Other Assets 0.3%	Short-Term Investments and Net Other Assets 1.1%

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Investments June 30, 2005

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.7%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 99.7%
Fannie Mae:
2.07% 9/29/06	$ 4,800,000	$ 4,700,165
2.5% 6/15/06	15,000,000	14,822,700
Federal Home Loan Bank:
2.1% 10/13/06	12,000,000	11,753,436
2.5% 2/24/06	4,985,000	4,946,386
2.5% 3/30/06	5,000,000	4,954,605
2.5% 4/11/06	8,000,000	7,924,200
Freddie Mac 0% 1/10/06	13,687,000	13,428,713
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $62,667,174)		62,530,205
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.9%, dated 6/30/05 due 7/1/05) (Cost $54,000)	$ 54,004	54,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $62,721,174)		62,584,205
NET OTHER ASSETS - 0.2%		131,982
NET ASSETS - 100%		$ 62,716,187
Income Tax Information

At June 30, 2005, the fund had a capital loss carryforward of approximately $3,857,917 of which $703,016, $837,001, $1,662,860, $600,863 and $54,177 will expire on June 30, 2006, 2007, 2008, 2009 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005

Assets
Investment in securities, at value (including repurchase agreements of $54,000) (cost $62,721,174) - See accompanying schedule		$ 62,584,205
Cash		773
Interest receivable		212,668
Total assets		62,797,646

Liabilities
Distributions payable	$ 45,703
Accrued management fee	13,461
Deferred trustees' compensation	22,295
Total liabilities		81,459

Net Assets		$ 62,716,187
Net Assets consist of:
Paid in capital		$ 66,883,457
Undistributed net investment income		31,439
Accumulated undistributed net realized gain (loss) on investments		(4,061,740)
Net unrealized appreciation (depreciation) on investments		(136,969)
Net Assets, for 6,673,436 shares outstanding		$ 62,716,187
Net Asset Value, offering price and redemption price per share ($62,716,187 ÷ 6,673,436 shares)		$ 9.40

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2005

Investment Income
Interest		$ 1,412,702

Expenses
Management fee	$ 153,261
Independent trustees' compensation	3,201
Total expenses before reductions	156,462
Expense reductions	(2,202)	154,260
Net investment income		1,258,442
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(297,083)
Change in net unrealized appreciation (depreciation) on investment securities		46,039
Net gain (loss)		(251,044)
Net increase (decrease) in net assets resulting from operations		$ 1,007,398

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2005	Year ended June 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,258,442	$ 779,664
Net realized gain (loss)	(297,083)	144,014
Change in net unrealized appreciation (depreciation)	46,039	(468,463)
Net increase (decrease) in net assets resulting from operations	1,007,398	455,215
Distributions to shareholders from net investment income	(1,191,458)	(767,368)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	6,530,149	8,531,649
Reinvestment of distributions	748,340	452,308
Cost of shares redeemed	(4,040,889)	(22,546,388)
Net increase (decrease) in net assets resulting from share transactions	3,237,600	(13,562,431)
Total increase (decrease) in net assets	3,053,540	(13,874,584)

Net Assets
Beginning of period	59,662,647	73,537,231
End of period (including undistributed net investment income of $31,439 and undistributed net investment income of $3,536, respectively)	$ 62,716,187	$ 59,662,647
Other Information Shares
Sold	694,685	900,919
Issued in reinvestment of distributions	79,542	47,838
Redeemed	(428,015)	(2,383,221)
Net increase (decrease)	346,212	(1,434,464)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 9.43	$ 9.47	$ 9.48	$ 9.35	$ 9.28
Income from Investment Operations
Net investment incomeB	.209	.107	.166	.262D	.532
Net realized and unrealized gain (loss)	(.041)	(.042)	.027	.116D	.097
Total from investment operations	.168	.065	.193	.378	.629
Distributions from net investment income	(.198)	(.105)	(.203)	(.248)	(.559)
Net asset value, end of period	$ 9.40	$ 9.43	$ 9.47	$ 9.48	$ 9.35
Total ReturnA	1.80%	.69%	2.05%	4.09%	6.98%
Ratios to Average Net AssetsC
Expenses before expense reductions	.28%	.28%	.28%	.28%	.28%
Expenses net of voluntary waivers, if any	.27%	.27%	.27%	.27%	.28%
Expenses net of all reductions	.27%	.27%	.27%	.27%	.28%
Net investment income	2.22%	1.13%	1.78%	2.78%D	5.72%
Supplemental Data
Net assets, end of period (in millions)	$ 63	$ 60	$ 74	$ 71	$ 74
Portfolio turnover rate	130%	200%	83%	157%	0%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective July 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2005

1. Significant Accounting Policies.

Cash Portfolio and Term Portfolio (the funds) are funds of The North Carolina Capital Management Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the trust are offered exclusively to local government and public authorities of the state of North Carolina. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the Cash Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. The independent Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards for Cash Portfolio.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations for Term Portfolio.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Cash Portfolio	$ 3,705,162,612	$ -	$ -	$ -
Term Portfolio	62,666,133	49,769	(131,697)	(81,928)
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Cash Portfolio	$ 476,616	$ -	$ (218,711)
Term Portfolio	-	-	(3,857,917)

The tax character of distributions paid was as follows:

	June 30, 2005
	Ordinary Income	Long-term Capital Gains	Total
Cash Portfolio	$ 78,553,819	$ -	$ 78,553,819
Term Portfolio	1,191,458	-	1,191,458
	June 30, 2004
	Ordinary Income	Long-term Capital Gains	Total
Cash Portfolio	$ 36,100,585	$ -	$ 36,100,585
Term Portfolio	767,368	-	767,368

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee based upon a graduated series of annual rates ranging between .215% and .275% of each fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the funds is reduced by an amount equal to the fees and expenses paid by the funds to the independent Trustees. For the period each fund's annual management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Cash Portfolio	.23%	|
Term Portfolio	.27%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, FMR pays Fidelity Distributors Corporation(FDC), an affiliate of FMR, a Distribution and Service fee that is based on a graduated series of rates ranging from .07% to .08% of each fund's average net assets. For the period, FMR paid FDC $2,806,753 and $44,315 on behalf of Cash and Term Portfolios, respectively, all of which was paid to the Capital Management of the Carolinas LLC.

4. Expense Reductions.

FMR voluntarily agreed to waive a portion of each fund's management fee during the period. The amount of the waiver for each fund was as follows:

Cash Portfolio	$ 296,298
Term Portfolio	$ 2,202

5. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of The North Carolina Capital Management Trust and the Shareholders of Cash Portfolio and Term Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Portfolio and Term Portfolio (funds of The North Carolina Capital Management Trust) at June 30, 2005 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The North Carolina Capital Management Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 17, 2005

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees two funds advised by FMR or an affiliate. Mr. McCoy oversees 321 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), appointed after December 13, 1999 shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs, and each Independent Trustee appointed prior to December 13, 1999 shall retire not later than the last day of the calendar year in which his or her 77th birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Capital Management of the Carolinas, L.L.C. (CMC) at 1-800-222-3232.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Boyce I. Greer (49)

Year of Election or Appointment: 2003

President of Cash Portfolio and Term Portfolio. Mr. Greer also serves as Vice President of a number of Fidelity funds (2005-present) and as a member of the FMR senior management team (2005-present). Previously,
Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), Executive Vice President (2000-2002), and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

J. Calvin Rivers, Jr. (59)

Year of Election or Appointment: 2001

Vice President of Cash Portfolio and Term Portfolio. Mr. Rivers is President of Capital Management of the Carolinas, L.L.C. (2000-present), a Director of Bojangle's Inc. (fast-food restaurant chain, 1998-present) and a Director of the Board of Trustees of the Teachers' and State Employees' Retirement System (2001). Previously, Mr. Rivers was a Director and Executive Vice President of Sterling Capital Management, Inc. (1981-2000), Director and President of Sterling Capital Distributors, Inc. (1982-2000), an independent contractor working for Fidelity Investments Institutional Services Company, Inc. (2000), formerly associated with North Carolina National Bank (now Bank of America, 1979-1981), and President of Riverwood Farms, Inc. (1969-1979). Mr. Rivers served on the Board of Trustees of the Oldfields School in Baltimore, MD (1990-1998) and as Chairman of the Board (1995-1998).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust, CMC, or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Thomas P. Hollowell (61)

Year of Election or Appointment: 2003

Prior to his retirement in December 1998, Mr. Hollowell served as Managing Director of Bowles Hollowell Conner & Co. (investment banking). Currently, he is Chairman (2003-present) of the Endowment Association of the College of William and Mary, a member of the Board of Faison Enterprises Inc. (real estate development, 2000-present), and Managing Director of Fidus Partners (investment banking, 2004-present).

James Grubbs Martin (69)

Year of Election or Appointment: 2000

Vice President (1993-present) of Carolinas Medical Center. Prior to 1993, Dr. Martin served two terms as Governor of North Carolina and six terms as U.S. Congressman for the 9th District. Currently, he is Chairman of the Global TransPark Foundation, Inc., a trustee of Davidson College, and Director of the North Carolina Biotechnology Center. Dr. Martin also serves as a director on the boards of Duke Energy Co. (electricity, natural gas, engineering), J.A. Jones (private construction), Reprogenesis (biotechnology), Family Dollar Stores (discount retailer), Palomar Medical Technologies, Inc. (laser technology), and non-executive Chairman of the Board of aaiPharma, Inc. (pharmaceutical product development).

William O. McCoy (71)

Year of Election or Appointment: 2001

Chair of the Board (2005-present). Mr. McCoy also serves as an Independent Trustee overseeing 310 other investment companies advised by FMR. Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (43)

Year of Election or Appointment: 2001

Senior Vice President of Cash Portfolio and Term Portfolio. Ms. Johnson also serves as Senior Vice President of the Fidelity funds and as a Trustee of other investment companies advised by FMR (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Charles S. Morrison (44)

Year of Election or Appointment: 2005

Vice President of Cash Portfolio and Term Portfolio. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (57)

Year of Election or Appointment: 2002

Vice President of Cash Portfolio and Term Portfolio. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fidelity's Investment Grade-Bond Funds (2005-present), and Fidelity's Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003-present) and a Vice President of FMR (2000-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Robert A. Litterst (45)

Year of Election or Appointment: 2003

Vice President of Cash Portfolio and Term Portfolio. Mr. Litterest also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterest managed a variety of Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Cash Portfolio and Term Portfolio. He also serves as Secretary of the Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John R. Hebble (47)

Year of Election or Appointment: 2004

Chief Financial Officer, Treasurer, and Anti-Money Laundering (AML) officer of Cash Portfolio and Term Portfolio. Mr. Hebble also serves as Deputy Treasurer of the Fidelity funds (2003) and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Charles V. Senatore (51)

Year of Election or Appointment: 2005

Chief Compliance Officer of Cash Portfolio and Term Portfolio. Mr. Senatore also serves as a Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Previously, he served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of the Regulatory Affairs Group (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIA Compliance and Legal Division Executive Committee (2004present), a Member of the SIA Self-Regulation and Supervisory Practices Committee (2004-present), a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005-present), and a Member of the Securities Industry/Regulatory Council on Continuing Education (2004-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Cash Portfolio and Term Portfolio. Mr. Byrnes also serves as Assistant Treasurer of the Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (58)
Year of Election or Appointment: 1995 Assistant Treasurer of Cash Portfolio and Term Portfolio. Mr. Costello also serves as Assistant Treasurer of the Fidelity funds and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2003 Assistant Treasurer of Cash Portfolio and Term Portfolio. Mr. Osterheld also serves as Assistant Treasurer of the Fidelity funds (2002) and is an employee of FMR.
David A. Forman (40)
Year of Election or Appointment: 2005 Assistant Secretary of Cash Portfolio and Term Portfolio and an employee of FMR.

Annual Report

Custodian

Wachovia Corporation
Charlotte, NC

Distribution Agent

Capital Management of the Carolinas, L.L.C.
Charlotte, NC

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Item 2. Code of Ethics

As of the end of the period, June 30, 2005, North Carolina Capital Management Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and its Treasurer and Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Thomas Hollowell is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Hollowell is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended June 30, 2005 and June 30, 2004, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Cash Portfolio and the Term Portfolio (the funds) are shown in the table below.

Fund	2005A	2004A
Cash Portfolio	$59,000	$44,000
Term Portfolio	$34,000	$41,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended June 30, 2005 and June 30, 2004 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A
Cash Portfolio	$0	$0
Term Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended June 30, 2005 and June 30, 2004, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A	2004A
PwC	$0	$50,000
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended June 30, 2005 and June 30, 2004, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A
Cash Portfolio	$2,100	$1,900
Term Portfolio	$3,200	$2,600
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended June 30, 2005 and June 30, 2004, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended June 30, 2005 and June 30, 2004, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A
Cash Portfolio	$8,500	$8,000
Term Portfolio	$8,200	$8,000
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended June 30, 2005 and June 30, 2004, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
PwC	$280,000	$330,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the trust. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust (Non-Covered Service) are not required to be pre-approved, but are reported to the Audit Committee quarterly.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2005 and June 30, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2005 and June 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2005 and June 30, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2005 and June 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2005 and June 30, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2005 and June 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended June 30, 2005, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2005
Cash Portfolio	0%
Term Portfolio	0%

(g) For the fiscal years ended June 30, 2005 and June 30, 2004, the aggregate fees billed by PwC for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers were $3,800,000A and $1,800,000A, respectively.

A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	August 23, 2005
By:	/s/John Hebble
John Hebble
Treasurer and Chief Financial Officer

Date:	August 23, 2005